Acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
2019 Acquisitions Activity [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

	Xinruifeng	Xinhujin	Xinzhihui
	subgroup	subgroup	subgroup	Total
	US$	US$	US$	US$
Cash and cash equivalents	472,974	276,511	77,526	827,011
Intangible assets (1)
Technology	9,446,403	5,877,125	6,249,820	21,573,348
Trade mark	—	—	2,623,205	2,623,205
Other current assets	262,373	164,373	691,872	1,118,618
Deferred tax assets	1,057,527	1,170,995	658,831	2,887,353
Other non-current assets	29,935	14,176	43,115	87,226
Goodwill	6,624,594	5,159,916	12,927,103	24,711,613
Current liabilities	(269,349)	(241,318)	(1,499,623)	(2,010,290)
Deferred tax liabilities	(1,057,527)	(1,170,995)	(658,831)	(2,887,353)
Non-controlling interest	(80,631)	(37,986)	(50,171)	(168,788)
Total Consideration	16,486,299	11,212,797	21,062,847	48,761,943
(1)	Intangible assets acquired in 2019 have estimated useful lives between six and ten years.
(2)	Xinruifeng, Xinhujin and Xinzhihui are parents of Xitou, Xichuang and I-journey, respectively.